VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: + 1 (312) 609 7500 F: + 1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON. DC • LONDON
May 1, 2011

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)

File Nos. 333-05265 and 811-07655

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses and Statements of Additional Information, all dated April 29, 2012, as filed on April 26, 2012 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jennifer M. Goodman
Jennifer M. Goodman

Veddder Price P.C is affiliated with Vedder Price LLP, which operates in England and Wales.

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